Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Time deposits USD ($)	Dec. 31, 2012 Time deposits CNY	Dec. 31, 2011 Time deposits CNY	Dec. 31, 2012 Restricted cash USD ($)	Dec. 31, 2012 Restricted cash CNY	Dec. 31, 2011 Restricted cash CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Time deposits CNY	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Time deposits CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Restricted cash CNY	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Restricted cash CNY	Dec. 31, 2012 Significant other observable inputs (Level 2) CNY	Dec. 31, 2011 Significant other observable inputs (Level 2) CNY	Dec. 31, 2012 Significant unobservable inputs (Level 3) CNY	Dec. 31, 2011 Significant unobservable inputs (Level 3) CNY
Cash and cash equivalents
Cash and cash equivalents				$ 108,582	676,476	1,976,555	$ 24,151	150,462	281,626	676,476	1,976,555	150,462	281,626
Foreign currency / commodity / interest rate swap derivatives
- Financial assets			29,091												29,091
- Financial liabilities	2,779	17,311	30,670											17,311	30,670
Conversion option of convertible bonds	$ 1,269	7,908	13,182													7,908	13,182